STOCK-BASED COMPENSATION - Exercise price range (Details)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares) | shares	1,067,391	994,599	823,527
Weighted average remaining contractual life	6 years 1 month 6 days
Weighted average exercise price (in dollars per share)	$ 40.49	$ 35.87	$ 33.56
Number exercisable (in shares) | shares	138,896	531,910
Weighted average exercise price (in dollars per share)	$ 34.53	$ 28.06
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	20.22
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	$ 57.71
$20.22 - $40.71
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares) | shares	256,979
Weighted average remaining contractual life	4 years 6 months
Weighted average exercise price (in dollars per share)	$ 34.98
Number exercisable (in shares) | shares	98,571
Weighted average exercise price (in dollars per share)	$ 27.55
$20.22 - $40.71 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	20.22
$20.22 - $40.71 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	$ 40.71
$40.72 - $43.23
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares) | shares	700,000
Weighted average remaining contractual life	6 years 10 months 24 days
Weighted average exercise price (in dollars per share)	$ 41.09
Number exercisable (in shares) | shares	0
Weighted average exercise price (in dollars per share)	$ 0.00
$40.72 - $43.23 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	40.72
$40.72 - $43.23 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	$ 43.23
$43.24 - $51.54
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares) | shares	73,047
Weighted average remaining contractual life	5 years 1 month 6 days
Weighted average exercise price (in dollars per share)	$ 45.37
Number exercisable (in shares) | shares	19,990
Weighted average exercise price (in dollars per share)	$ 45.37
$43.24 - $51.54 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	43.24
$43.24 - $51.54 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	$ 51.54
$51.55 - $57.71
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares) | shares	37,365
Weighted average remaining contractual life	4 years 2 months 12 days
Weighted average exercise price (in dollars per share)	$ 57.71
Number exercisable (in shares) | shares	20,335
Weighted average exercise price (in dollars per share)	$ 57.71
$51.55 - $57.71 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	51.55
$51.55 - $57.71 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	$ 57.71